Sectorial Charges Payable	12 Months Ended
Dec. 31, 2023
Sectorial Charges Payable
Sectorial Charges Payable
23.	Sectorial Charges Payable

Consolidated	12.31.2023	12.31.2022
Energy Development Account - CDE	56,927	41,122
Global Reversal Reserve - RGR	4,539	5,366
	61,466	46,488